Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

	Three Months Ended March 31,		Six Months Ended March 31,
	2026	2025	2026	2025
General and administrative	$2,922,318	$131,463	$7,602,857	$275,231
Research and development	271,534	—	586,609	—
Sales and marketing	2,159,439	11,490	3,612,611	71,445
Depreciation and amortization	5,702,250	—	5,821,145	—
Operating loss	$(11,055,541)	$(142,953)	$(17,623,222)	$(346,676)

The key metrics included in segment profit or loss reviewed by the CODM are operating costs. The CODM reviews operating costs to manage and forecast cash to ensure enough capital is available to meet operational needs and fund research and development efforts. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

	For the year ended September 30,	For the Period from March 20, 2024 (inception) to September 30, 2024
	2025	2024
General and administrative	$5,416,619	$328,469
Research and development	156,462	3,650
Sales and marketing	1,168,108	—
Loss from operations	$(6,741,189)	$(332,119)